SHARE CAPITAL (Tables)	6 Months Ended
Jun. 30, 2026
SCHEDULE OF STOCK OPTIONS OUTSTANDING AND EXERCISABLE

As at June 30, 2026, the Company had the following options outstanding and exercisable:

Grant Date	Expiry Date	Exercise Price	Remaining Contractual Life (years)	Number of Options Outstanding	Number of Options Exercisable
October 30, 2019	October 30, 2029	$62.50	3.58	10,464	10,464
April 30, 2020	April 30, 2030	$62.50	4.07	160	160
April 30, 2020	April 30, 2030	$96.25	4.07	4,400	4,400
November 24, 2020	November 24, 2030	$62.50	4.64	1,280	1,280
February 2, 2021	February 2, 2031	$330.00	4.83	1,200	1,200
April 27, 2021	April 27, 2031	$253.75	5.06	3,240	3,240
September 9, 2021	September 9, 2026	$121.00	0.44	1,034	1,034
November 9, 2023	November 9, 2033	$15.75	7.60	1,200	1,200
				22,978	22,978

SCHEDULE OF STOCK OPTIONS OUTSTANDING

	Number of Options	Weighted Average Exercise Price
Outstanding, December 31, 2024	31,604	$112.05
Forfeited	(3,746)	113.55
Expired	(4,000)	80.00
Outstanding, December 31, 2025	23,858	$116.34
Forfeited	(480)	221.88
Expired	(400)	347.50
Outstanding, June 30, 2026	22,978	110.11

SCHEDULE OF CHANGES IN RESTRICTED STOCK UNITS

As at June 30, 2026, the Company had the following RSUs outstanding:

Number of RSUs
Outstanding, December 31, 2024	188,100
Vested	(216,738)
Issued	450,964
Forfeited	(9,175)
Outstanding, December 31, 2025	413,151
Vested	(652,584)
Issued	2,018,983
Forfeited	(11,900)
Outstanding, June 30, 2026	1,767,650

SCHEDULE OF RESTRICTED STOCK UNITS ESTIMATES

As at grant date April 15, 2026	First Vest	Second Vest	Third Vest
Starting share price - CAD	$8.16	$8.16	$8.16
Volatility	137.2%	137.2%	137.2%
Number of years to vest	0.877	1.879	2.879
Interpolated risk free rate	2.54%	2.76%	2.896%

Value of conversion feature	1.9166	4.7156	6.1210
Number of RSU’s outstanding	423,371	423,371	423,371
Fair value of RSU’s, pre-vesting adjustment	$811,442	$1,996,456	$2,591,445
Probability of performance vesting	50%	50%	50%
Fair value of RSU’s	$405,721	$998,228	$1,295,723

SCHEDULE OF ISSUE DATE FAIR VALUE INPUTS OF WARRANTS

February issuance
2026 issuances	Broker
Volatility	137.94%
Risk free rate	3.45%
Expected life	3 years
Expected dividend yield	0%

	May Issuance	June Issuance	July Issuance
2025 issuances	Broker	Broker	Broker
Volatility	122.15%	125.42%	131.17%
Risk free rate	3.63%	3.85%	3.89%
Expected life	3 years	3 years	3 years
Expected dividend yield	0%	0%	0%

SCHEDULE OF WARRANT DERIVATIVE LIABILITY

Warrant Derivative Liability

Balance at December 31, 2024	$2,198,121
Exercised	(4,353,939)
Change in fair value of warrants outstanding	2,648,288
Balance at December 31, 2025	$492,470
Pre-funded warrants issued	20,244,448
Warrants and pre-funded warrants exercised	(19,360,086)
Change in fair value of warrants and pre-funded outstanding	(1,038,800)
Balance at June 30, 2026	$338,032

SCHEDULE OF WARRANT AND FAIR VALUE OUTSTANDING

Details of these warrants and their fair values are as follows:

Issue Date	Exercise Price		Number of Warrants Outstanding at June 30, 2026	Fair Value at June 30, 2026	Number of Warrants Outstanding at December 31, 2025	Fair Value at December 31, 2025
Derivative Liability
February 26, 2024 (1)	US$	4.4025	60,715	$338,032	61,911	$492,470
February 23, 2026 (2)		$0.00014	-	-	-	-
			60,715	$338,032	61,911	$492,470
1)	The warrants expire February 26, 2029.
2)	These warrants were exercised during the period ended June 30, 2026.

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTION FOR WARRANTS

The fair values of the warrants were estimated using the Black-Scholes Option Pricing Model with the following weighted average assumptions:

	June 30, 2026	December 31, 2025
Risk free interest rate	4.15%	3.55%
Expected volatility	134.47%	139.39%
Expected life	2.66 years	3.16 years
Expected dividend yield	0%	0%

SCHEDULE OF WARRANTS OUTSTANDING

As at June 30, 2026, the Company had the following warrants outstanding:

Date issued	Expiry date	Exercise price		Number of warrants outstanding
October 30, 2023	October 30, 2026		$23.20	12,800
February 26, 2024	February 26, 2029	US$	4.4025	60,715
May 5, 2025	May 5, 2030		$3.9779	7,500
June 12, 2025	June 12, 2030		$5.0768	1,014,500
July 21, 2025	July 21, 2030		$7.3579	3,495,732
February 23, 2026	February 23, 2029		$11.9744	357,500
June 9, 2026	June 9, 2027		$0.00	386,670
June 9, 2026	June 9, 2028		$0.00	309,336
				5,644,753